                 AIM S&P 500 INDEX FUND - INVESTOR CLASS SHARES

                        Supplement dated January 27, 2005
                    to the Prospectus dated November 19, 2004
           as supplemented November 19, 2004 and December 29, 2004(A)


The following replaces the information with the respect to the S&P 500 Index Fund in its entirety appearing under the heading "FUND PERFORMANCE-S&P 500 INDEX FUND" on page 5 of the prospectus:

"

                                                                                 AVERAGE ANNUAL TOTAL RETURN(1,2)
                                                                      -------------------------------------------------------
(FOR THE PERIODS ENDED                                                                                      10 YEARS OR SINCE
DECEMBER 31, 2003)                                                    1 YEAR              5 YEARS               INCEPTION
S&P 500 INDEX FUND
Investor Class
     Return Before Taxes                                              27.62%              (1.37%)                3.97%(3)
     Return After Taxes on Distributions                              27.40%              (1.75%)                3.56%(3)
     Return After Taxes on Distributions
          and Sale of Fund Shares                                     18.14%              (1.34%)                3.21%(3)
S&P 500 Index(12)
    (reflects no deduction for fees, expenses, or taxes)              28.67%              (0.57%)                4.07%(3)
Lipper S&P 500 Fund Index(13)
    (reflects no deduction for fees, expenses, or taxes)              28.25%              (0.88%)                3.77%(3)

After-tax returns are provided on a pre-redemption and post-redemption basis. Pre-redemption returns assume you continue to hold your shares and pay taxes on Fund distributions (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon selling or exchanging shares. Post-redemption returns assume payment of taxes on fund distributions and also that you close your account and pay remaining federal taxes. After-tax returns are calculated using the highest individual federal income tax rates in effect at the time the distribution is paid. State and local taxes are not considered. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. For investors holding their shares in tax-deferred arrangements such as 401(k) plans or individual retirement accounts, the after-tax returns shown are not relevant.

(1) Total Return figures include reinvested dividends and capital gain distributions and the effect of each class' expenses.
(2) The total returns are for those classes of shares with a full calendar year of performance. The effect of each Class' total expenses, including 12b-1 fees, front-end sales charge for Class A, and CDSC for Class B are reflected
(3) The Fund (Investor Class shares) commenced operations on December 22, 1997. Index comparison begins on December 22, 1997.
(12) The S&P 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S stock market performance. In addition, the Lipper S&P 500 Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(13) The Lipper S&P 500 Fund Index is an equally weighted representation of the 30 largest funds within the Lipper S&P 500 category. "

               AIM S&P 500 INDEX FUND - INSTITUTIONAL CLASS SHARES

                        Supplement dated January 27, 2005
                    to the Prospectus dated November 19, 2004
           as supplemented November 19, 2004 and December 29, 2004(A)


The following replaces in its entirety the information appearing under the heading "FUND PERFORMANCE" on page 3 of the prospectus:

"

                                                                                   AVERAGE ANNUAL TOTAL RETURN
                                                                      ------------------------------------------------------
(FOR THE PERIODS ENDED
DECEMBER 31, 2003)                                                    1 YEAR              5 YEARS            SINCE INCEPTION
S&P 500 INDEX FUND - INSTITUTIONAL CLASS(1,2)
     Return Before Taxes                                              27.82%              (1.29%)                 3.89%(3)
     Return After Taxes on Distributions                              27.46               (1.91)                  3.26(3)
     Return After Taxes on Distributions
          and Sale of Fund Shares                                     18.40               (1.41)                  3.00(3)
S&P 500 Index(4)
    (reflects no deduction for fees, expenses, or taxes)              28.67               (0.57)                  4.07(3)
Lipper S&P 500 Fund Index(5)
    (reflects no deduction for fees, expenses, or taxes)              28.25               (0.88)                  3.77(3)

After-tax returns are provided on a pre-redemption and post-redemption basis. Pre-redemption returns assume you continue to hold your shares and pay taxes on Fund distributions (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon selling or exchanging shares. Post-redemption returns assume payment of taxes on fund distributions and also that you close your account and pay remaining federal taxes. After-tax returns are calculated using the highest individual federal income tax rates in effect at the time the distribution is paid. State and local taxes are not considered. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. For investors holding their shares in tax-deferred arrangements such as 401(k) plans or individual retirement accounts, the after-tax returns shown are not relevant.

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of the Institutional Class expenses.
(2) Return before taxes for Institutional Class shares of the Fund year-to-date as of the calendar quarter ended September 30, 2004 was 1.23%.
(3) Since inception of Institutional Class shares on December 22, 1997. Index comparison begins on December 22, 1997.
(4) The S&P 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance. In addition, the Lipper S&P 500 Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(5) The Lipper S&P 500 Fund Index is an equally weighted representation of the 30 largest funds within the Lipper S&P 500 category. "


                                       1